Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Peoples Financial Corporation 401(k) Profit Sharing Plan

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN: 64-0709834 Plan 004

December 31, 2025

		Description of investment including
	Identity of issuer, borrower,	maturity date, rate of interest	Shares	Cost	Current
(A)	lessor or similar party (B)	collateral, par or maturity value (C)	(D)	(E)	Value (F)
	MetLife Stable Value Fund	Common collective trust	35,209	**	$7,303,124
*	Principal Small Cap S & P Index Fund	Pooled separate accounts	2,237	**	250,289
	BlackRock High Yield Bond Fund	Mutual fund	204,541	**	1,478,835
	Baird Core Plus Bond I Fund	Mutual fund	162,072	**	1,670,963
	Vanguard Inflation Protection Admiral Fund	Mutual fund	52,566	**	1,207,443
	Vanguard Target Retirement Investment Fund	Mutual fund	7,442	**	103,218
	Vanguard Target Retirement 2020 Investment Fund	Mutual fund	1,186	**	32,550
	Vanguard Target Retirement 2025 Investment Fund	Mutual fund	7,579	**	151,210
	Vanguard Target Retirement 2030 Investment Fund	Mutual fund	3,890	**	164,673
	Vanguard Target Retirement 2035 Investment Fund	Mutual fund	6,850	**	187,548
	Vanguard Target Retirement 2040 Investment Fund	Mutual fund	38,374	**	1,916,771
	Vanguard Target Retirement 2045 Investment Fund	Mutual fund	30,367	**	1,054,940
	Vanguard Target Retirement 2050 Investment Fund	Mutual fund	120	**	7,126
	Vanguard Target Retirement 2055 Investment Fund	Mutual fund	1,038	**	68,692
	Vanguard Target Retirement 2060 Investment Fund	Mutual fund	175	**	10,689
	Vanguard Target Retirement 2065 Investment Fund	Mutual fund	53	**	2,134
	Vanguard Target Retirement 2070 Investment Fund	Mutual fund	96	**	3,045
	Fidelity 500 Index Fund	Mutual fund	9,868	**	2,345,865
	John Hancock Disciplined Value R6 Fund	Mutual fund	60,105	**	1,490,610
	T. Rowe Price New America Growth Fund	Mutual fund	21,626	**	1,707,595
	DFA Real Estate Securities I Fund	Mutual fund	1,155	**	45,844
	DFA U.S. Small Cap Value I Fund	Mutual fund	5,562	**	287,210
	Janus Henderson Triton N Fund	Mutual fund	6,946	**	189,483
	Vanguard Mid Cap Index Admiral Fund	Mutual fund	666	**	239,369
	Vanguard Mid Cap Growth Index Admiral Fund	Mutual fund	1,961	**	235,649
	Vanguard Mid-Cap Value Index Admiral Fund	Mutual fund	2,820	**	258,988
	American Funds Capital World Growth and Income R6 Fund	Mutual fund	6,665	**	476,401
	American Funds EuroPacific Growth R6 Fund	Mutual fund	7,071	**	428,338
	American Funds New World R6 Fund	Mutual fund	4,620	**	430,462
	Vanguard Total International Stock Index Admiral Fund	Mutual fund	10,837	**	439,205
*	Peoples Financial Corporation	Common Stock	90,130	**	1,835,041
					26,023,310

*	Notes receivable from participants	5.25% to 10.50% notes, maturing through 2035	—	**	348,582
		Total			$26,371,892
*	Party-in-interest
**	Cost information is not required for participant-directed investments, and therefore is not included